Pay vs Performance Disclosure - USD ($)	2 Months Ended	4 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Feb. 18, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 13, 2021	Sep. 06, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table for the Three Completed Fiscal Years ended December 31, 2024
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for each of our PEO and Non-PEO NEOs and Company performance for the fiscal years listed below. The compensation committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

	Summary Compensation Table Total For PEO			Compensation Actually Paid to PEO(4)			Average Summary Compensation Table Total for Non-PEO NEOs (d) ($)	Average Compensation Actually Paid to Non-PEO NEOs(5) (e) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(6) (f) ($)	Net Income (g) ($)
Year (a)	Chen(1) (b) ($)	Berman(2) (b) ($)	Wu(3) (b) ($)	Chen(1) (c) ($)	Berman(2) (c) ($)	Wu(3) (c) ($)
2024	1,579,200	—	—	290,551	—	—	312,034	279,612	46.20	(22,576,017)
2023	421,607	—	—	417,693	—	—	220,963	215,763	61.99	(3,595,361)
2022	248,961	216,143	1,200,850	215,212	197,190	852,371	276,536	276,536	61.40	(10,823,885)

(1)
On February 18, 2022, the Board appointed Ms. Chen as the President and Secretary of the Company. On September 6, 2022, Ms. Chen was promoted to the Company’s President and Chief Executive Officer with an increase in base salary from $275,000 to $300,000.

(2)
On February 18, 2022, the Board appointed Mr. Berman as the Interim Chief Executive Officer of the Company with an annual salary of $300,000. On September 6, 2022, Mr. Berman’s position was changed to Vice President of Mergers & Acquisitions with an annual salary of $150,000. On October 15, 2023, Mr. Berman resigned as an employee of the Company.

(3)	Ms. Wu was appointed as Chief Executive Officer of the Company on July 13, 2021; her employment terminated on February 18, 2022. Her annual base salary was $500,000.
(4)	The following table reflects the adjustment from the SCT to “compensation actually paid” (“CAP”) for each of our PEOs:
PEO SCT Total to CAP Reconciliation

	2024	2023	2022
	Chen	Chen	Chen	Berman	Wu
Summary Compensation Table Total	$1,579,200	$421,607	$248,961	$216,143	$1,200,850
Deduction for SCT “Stock Awards” column value	(1,279,200)	—	—	—	(142,400)
Deduction for SCT “Option Awards” column value	—	—	—	—	(200,383)
Total Deductions from SCT	(1,279,200)	—	—	—	(342,783)
Change in fair value of equity awards granted in any prior fiscal year that vested at the end of or during the covered fiscal year	(2,430)	(2,537)	(7,272)	(4,908)	11,332
Change in fair value of equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	(7,019)	(1,377)	(26,477)	(14,045)	—
Fair value at the end of the prior fiscal year of equity awards granted in a prior fiscal year that were forfeited during the covered fiscal year	—	—	—	—	(17,028)
Total Adjustments	(9,449)	(3,914)	(33,749)	(18,953)	(5,696)
Compensation Actually Paid (SCT minus deductions plus total adjustments)	$290,551	$417,693	$215,212	$197,190	$852,371

(5)	The following table reflects the average adjustment from the SCT to “compensation actually paid” for our non-PEO NEOs:
Average Non-PEO NEO SCT Total to CAP Reconciliation

	2024	2023	2022
Summary Compensation Table Total	$312,034	$220,963	$276,536
Deduction for SCT “Stock Awards” column value	(31,200)	—	—
Deduction for SCT “Option Awards” column value	—	—	—
Total Deductions from SCT	(31,200)	—	—
Fair value at the end of the prior fiscal year of equity awards granted in a prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	(5,200)	—
Change in fair value of equity awards granted in any prior fiscal year that vested at the end of or during the covered fiscal year	251	—	—
Change in fair value of equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	(1,473)	—	—
Fair value at the end of the prior fiscal year of equity awards granted in a prior fiscal year that were forfeited during the covered fiscal year	—	—	—
Total Adjustments	(1,222)	(5,200)	—
Compensation Actually Paid (SCT minus deductions plus total adjustments)	$279,612	$215,763	$276,536

(6)
Cumulative total stockholder return (“TSR”) assumes $100 was invested on the last trading day in the year ended December 31, 2021 and is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period. On the last trading day in the years ended December 31, 2024, 2023, 2022 and 2021, the per share closing prices for our common stock were $0.79, $1.06, $1.05, and $1.71, respectively. No dividends were paid on share or option awards for all periods presented.

PAY VERSUS PERFORMANCE
Pay Versus Performance Table for the Three Completed Fiscal Years ended December 31, 2023
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for each of our principal executive officers (“PEO”) and Non-PEO named executive officers (“NEOs) and Company performance for the fiscal years listed below. The compensation committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

	Summary Compensation Table Total For PEO				Compensation Actually Paid to PEO(5)				Average Summary Compensation Table Total for Non-PEO NEOs (d) ($)	Average Compensation Actually Paid to Non-PEO NEOs(6) (e) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(7) (f) ($)	Net Income (g) ($)
Year (a)	Chen(1) (b) ($)	Berman(2) (b) ($)	Wu(3) (b) ($)	Ng(4) (b) ($)	Chen(1) (c) ($)	Berman(2) (c) ($)	Wu(3) (c) ($)	Ng(4) (c) ($)
2023	421,607	—	—	—	417,693	—	—	—	220,963	215,763	67.09	(3,595,361)
2022	248,961	216,143	1,200,850	—	215,212	197,190	852,371	—	276,536	276,536	66.46	(10,823,885)
2021	—	—	869,384	1,542,098	—	—	470,030	1,539,350	614,383	614,834	108.23	62,865,731

(1)
On February 18, 2022, the Board appointed Ms. Chen as the President and Secretary of the Company. On September 6, 2022, Ms. Chen was promoted to the Company’s President and Chief Executive Officer with an increase in base salary from $275,000 to $300,000.

(2)
On February 18, 2022, the Board appointed Mr. Berman as the Interim Chief Executive Officer of the Company with an annual salary of $300,000. On September 6, 2022, Mr. Berman’s position was changed to Vice President of Mergers & Acquisitions with an annual salary of $150,000. On October 15, 2023, Mr. Berman resigned as an employee of the Company.

(3)	Ms. Wu was appointed as Chief Executive Officer of the Company on July 13, 2021; her employment terminated on February 18, 2022. Her annual base salary was $500,000.
(4)
Pursuant to a Release and Separation Agreement dated July 13, 2021, the Company agreed to pay Mr. Ng severance pay of $400,000 payable over a twelve-month period in connection with Mr. Ng’s resignation as Chief Executive Officer. In addition, Mr. Ng received $43,077 of unused vacation pay upon his resignation.

Pursuant to a Restricted Stock Unit Agreement made effective as of January 19, 2021 (and as amended on July 13, 2021), Mr. Ng was granted restricted stock units having a stated value of $1,000,000 that vest upon the earlier of (i) the sale of substantially all of the assets of the Company’s esports division, or (ii) July 12, 2023. At the time of payment, the Company may elect to pay the $1,000,000 stated value in cash or shares of common stock. The Company settled this obligation in July 2023.
(5)	The following table reflects the adjustment from the Summary Compensation Table (“SCT”) to “compensation actually paid” (“CAP”) for each of our PEOs:
PEO SCT Total to CAP Reconciliation

	2023	2022			2021
	Chen	Chen	Berman	Wu	Wu	Ng
Summary Compensation Table Total	$421,607	$248,961	$216,143	$1,200,850	$869,384	$1,542,098
Deduction for SCT “Stock Awards” column value	—	—	—	(142,400)	(160,000)	(1,000,000)
Deduction for SCT “Option Awards” column value	—	—	—	(200,383)	(239,354)	—
Total Deductions from SCT	—	—	—	(342,783)	(399,354)	(1,000,000)
Change in fair value of equity awards granted in any prior fiscal year that vested at the end of or during the covered fiscal year	(2,537)	(7,272)	(4,908)	11,332	—	(2,748)
Change in fair value of equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	(1,377)	(26,477)	(14,045)	—	—	—
Fair value of equity awards that are granted and vest during the covered fiscal year	—	—	—	—	—	1,000,000
Fair value at the end of the prior fiscal year of equity awards granted in a prior fiscal year that were forfeited during the covered fiscal year	—	—	—	(17,028)	—	—
Total Adjustments	(3,914)	(33,749)	(18,953)	(5,696)	—	997,252
Compensation Actually Paid (SCT minus deductions plus total adjustments)	$417,693	$215,212	$197,190	$852,371	$470,030	$1,539,350

(6)	The following table reflects the average adjustment from the Summary Compensation Table to “compensation actually paid” for our non-PEO NEOs:
Average Non-PEO NEO SCT Total to CAP Reconciliation

	2023	2022	2021
Summary Compensation Table Total	$220,963	$276,536	$614,383
Deduction for SCT “Stock Awards” column value	—	—	—
Deduction for SCT “Option Awards” column value	—	—	(6,657)
Total Deductions from SCT	—	—	(6,657)
Fair value at the end of the prior fiscal year of equity awards granted in a prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	(5,200)	—	6,441
Change in fair value of equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	—	—	667
Fair value of equity awards that are granted and vest during the covered fiscal year	—	—	—
Fair value at the end of the prior fiscal year of equity awards granted in a prior fiscal year that were forfeited during the covered fiscal year	—	—	—
Total Adjustments	(5,200)	—	7,108
Compensation Actually Paid (SCT minus deductions plus total adjustments)	$215,763	$276,536	$614,834

(7)
Cumulative total stockholder return (“TSR”) assumes $100 was invested on the last trading day in the year ended December 31, 2020 and is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period. On the last trading day in the years ended December 31, 2023, 2022, 2021 and 2020, the per share closing prices for our common stock were $1.06, $1.05, $1.71 and $1.58, respectively. No dividends were paid on share or option awards for all periods presented.

Named Executive Officers, Footnote
(1)
On February 18, 2022, the Board appointed Ms. Chen as the President and Secretary of the Company. On September 6, 2022, Ms. Chen was promoted to the Company’s President and Chief Executive Officer with an increase in base salary from $275,000 to $300,000.

(2)
On February 18, 2022, the Board appointed Mr. Berman as the Interim Chief Executive Officer of the Company with an annual salary of $300,000. On September 6, 2022, Mr. Berman’s position was changed to Vice President of Mergers & Acquisitions with an annual salary of $150,000. On October 15, 2023, Mr. Berman resigned as an employee of the Company.

(3)	Ms. Wu was appointed as Chief Executive Officer of the Company on July 13, 2021; her employment terminated on February 18, 2022. Her annual base salary was $500,000.

(1)
On February 18, 2022, the Board appointed Ms. Chen as the President and Secretary of the Company. On September 6, 2022, Ms. Chen was promoted to the Company’s President and Chief Executive Officer with an increase in base salary from $275,000 to $300,000.

(2)
On February 18, 2022, the Board appointed Mr. Berman as the Interim Chief Executive Officer of the Company with an annual salary of $300,000. On September 6, 2022, Mr. Berman’s position was changed to Vice President of Mergers & Acquisitions with an annual salary of $150,000. On October 15, 2023, Mr. Berman resigned as an employee of the Company.

(3)	Ms. Wu was appointed as Chief Executive Officer of the Company on July 13, 2021; her employment terminated on February 18, 2022. Her annual base salary was $500,000.
(4)
Pursuant to a Release and Separation Agreement dated July 13, 2021, the Company agreed to pay Mr. Ng severance pay of $400,000 payable over a twelve-month period in connection with Mr. Ng’s resignation as Chief Executive Officer. In addition, Mr. Ng received $43,077 of unused vacation pay upon his resignation.

Pursuant to a Restricted Stock Unit Agreement made effective as of January 19, 2021 (and as amended on July 13, 2021), Mr. Ng was granted restricted stock units having a stated value of $1,000,000 that vest upon the earlier of (i) the sale of substantially all of the assets of the Company’s esports division, or (ii) July 12, 2023. At the time of payment, the Company may elect to pay the $1,000,000 stated value in cash or shares of common stock. The Company settled this obligation in July 2023.

Adjustment To PEO Compensation, Footnote
(4)	The following table reflects the adjustment from the SCT to “compensation actually paid” (“CAP”) for each of our PEOs:
PEO SCT Total to CAP Reconciliation

	2024	2023	2022
	Chen	Chen	Chen	Berman	Wu
Summary Compensation Table Total	$1,579,200	$421,607	$248,961	$216,143	$1,200,850
Deduction for SCT “Stock Awards” column value	(1,279,200)	—	—	—	(142,400)
Deduction for SCT “Option Awards” column value	—	—	—	—	(200,383)
Total Deductions from SCT	(1,279,200)	—	—	—	(342,783)
Change in fair value of equity awards granted in any prior fiscal year that vested at the end of or during the covered fiscal year	(2,430)	(2,537)	(7,272)	(4,908)	11,332
Change in fair value of equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	(7,019)	(1,377)	(26,477)	(14,045)	—
Fair value at the end of the prior fiscal year of equity awards granted in a prior fiscal year that were forfeited during the covered fiscal year	—	—	—	—	(17,028)
Total Adjustments	(9,449)	(3,914)	(33,749)	(18,953)	(5,696)
Compensation Actually Paid (SCT minus deductions plus total adjustments)	$290,551	$417,693	$215,212	$197,190	$852,371

(5)	The following table reflects the adjustment from the Summary Compensation Table (“SCT”) to “compensation actually paid” (“CAP”) for each of our PEOs:
PEO SCT Total to CAP Reconciliation

	2023	2022			2021
	Chen	Chen	Berman	Wu	Wu	Ng
Summary Compensation Table Total	$421,607	$248,961	$216,143	$1,200,850	$869,384	$1,542,098
Deduction for SCT “Stock Awards” column value	—	—	—	(142,400)	(160,000)	(1,000,000)
Deduction for SCT “Option Awards” column value	—	—	—	(200,383)	(239,354)	—
Total Deductions from SCT	—	—	—	(342,783)	(399,354)	(1,000,000)
Change in fair value of equity awards granted in any prior fiscal year that vested at the end of or during the covered fiscal year	(2,537)	(7,272)	(4,908)	11,332	—	(2,748)
Change in fair value of equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	(1,377)	(26,477)	(14,045)	—	—	—
Fair value of equity awards that are granted and vest during the covered fiscal year	—	—	—	—	—	1,000,000
Fair value at the end of the prior fiscal year of equity awards granted in a prior fiscal year that were forfeited during the covered fiscal year	—	—	—	(17,028)	—	—
Total Adjustments	(3,914)	(33,749)	(18,953)	(5,696)	—	997,252
Compensation Actually Paid (SCT minus deductions plus total adjustments)	$417,693	$215,212	$197,190	$852,371	$470,030	$1,539,350

Non-PEO NEO Average Total Compensation Amount						$ 312,034	$ 220,963	$ 276,536	$ 614,383
Non-PEO NEO Average Compensation Actually Paid Amount						$ 279,612	$ 215,763	276,536	614,834
Adjustment to Non-PEO NEO Compensation Footnote
(5)	The following table reflects the average adjustment from the SCT to “compensation actually paid” for our non-PEO NEOs:
Average Non-PEO NEO SCT Total to CAP Reconciliation

	2024	2023	2022
Summary Compensation Table Total	$312,034	$220,963	$276,536
Deduction for SCT “Stock Awards” column value	(31,200)	—	—
Deduction for SCT “Option Awards” column value	—	—	—
Total Deductions from SCT	(31,200)	—	—
Fair value at the end of the prior fiscal year of equity awards granted in a prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	(5,200)	—
Change in fair value of equity awards granted in any prior fiscal year that vested at the end of or during the covered fiscal year	251	—	—
Change in fair value of equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	(1,473)	—	—
Fair value at the end of the prior fiscal year of equity awards granted in a prior fiscal year that were forfeited during the covered fiscal year	—	—	—
Total Adjustments	(1,222)	(5,200)	—
Compensation Actually Paid (SCT minus deductions plus total adjustments)	$279,612	$215,763	$276,536

(6)	The following table reflects the average adjustment from the Summary Compensation Table to “compensation actually paid” for our non-PEO NEOs:
Average Non-PEO NEO SCT Total to CAP Reconciliation

	2023	2022	2021
Summary Compensation Table Total	$220,963	$276,536	$614,383
Deduction for SCT “Stock Awards” column value	—	—	—
Deduction for SCT “Option Awards” column value	—	—	(6,657)
Total Deductions from SCT	—	—	(6,657)
Fair value at the end of the prior fiscal year of equity awards granted in a prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	(5,200)	—	6,441
Change in fair value of equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	—	—	667
Fair value of equity awards that are granted and vest during the covered fiscal year	—	—	—
Fair value at the end of the prior fiscal year of equity awards granted in a prior fiscal year that were forfeited during the covered fiscal year	—	—	—
Total Adjustments	(5,200)	—	7,108
Compensation Actually Paid (SCT minus deductions plus total adjustments)	$215,763	$276,536	$614,834

Compensation Actually Paid vs. Total Shareholder Return
Relationship between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Total Shareholder Return (“TSR”). From December 31, 2022 to December 31, 2023, the Company’s TSR increased 1% from $61.40 to $61.99, compared to a 67% decrease in the year-over-year compensation actually paid to our PEO and a 22% decline in the compensation actually paid to our Non-PEO NEOs.
From December 31, 2023 to December 31, 2024, the Company’s TSR decreased 25% from $61.99 to $46.20, compared to a 31% decrease in the year-over-year compensation actually paid to our PEO and a 30% increase in the compensation actually paid to our Non-PEO NEOs.

Relationship between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Total Shareholder Return (“TSR”). From December 31, 2021 to December 31, 2022, the Company’s TSR decreased 38% from $108.23 to $66.46, which coincides with a 37% decrease in the year-over-year compensation actually paid to our PEO, while the average of the compensation actually paid to our Non-PEO NEOs decreased by 55%.
From December 31, 2022 to December 31, 2023, the Company’s TSR increased 1% from $66.46 to $67.09, compared to a 67% decrease in the year-over-year compensation actually paid to our PEO and a 22% decline in the compensation actually paid to our Non-PEO NEOs.

Compensation Actually Paid vs. Net Income
Relationship between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Net Income. From 2022 to 2023, the compensation actually paid to our PEO decreased by 67% and the average compensation actually paid to the Non-PEO NEOs decreased by 22%, compared to a 67% decrease in our net loss over the same time period.
From 2023 to 2024, the compensation actually paid to our PEO decreased by 31% and the average compensation actually paid to the Non-PEO NEOs increased by 30%, compared to a 528% increase in our net loss over the same time period. Net income or loss included in the Pay Versus Performance table is calculated in accordance with GAAP.

Relationship between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Net Income. From 2021 to 2022, the compensation actually paid to our PEO and the average of the compensation actually paid to the Non-PEO NEOs decreased by 37% and 55%, respectively, compared to a 28% decrease in our net loss from continuing operations over the same time period. Net income or loss included in the Pay Versus Performance table is calculated in accordance with GAAP and, in 2021, includes a $77.9 million gain from the sale of our World Poker Tour business.
From 2022 to 2023, the compensation actually paid to our PEO decreased by 67% and the average compensation actually paid to the Non-PEO NEOs decreased by 22%, compared to a 67% decrease in our net loss over the same time period.

Total Shareholder Return Amount						$ 46.2	$ 61.99	61.4
PEO Name	Ms. Wu	Ms. Chen	Ms. Wu	Mr. Ng	Mr. Berman	Ms. Chen	Ms. Chen
Total Shareholder Return Amount Using Previous Fiscal Year End							$ 67.09	66.46	108.23
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest						$ (22,576,017)	$ (3,595,361)	$ (10,823,885)	$ 62,865,731
Share Price		$ 1.05	$ 1.71			$ 0.79	$ 1.06	$ 1.05	$ 1.71	$ 1.58
Dividends, Paid-in-kind						$ 0	$ 0	$ 0	$ 0
Ms. Chen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						1,579,200	421,607	248,961	0
PEO Actually Paid Compensation Amount						290,551	417,693	215,212	0
Mr. Berman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						0	0	216,143	0
PEO Actually Paid Compensation Amount						0	0	197,190	0
Ms. Wu [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						0	0	1,200,850	869,384
PEO Actually Paid Compensation Amount						0	0	852,371	470,030
Annual Salary								500,000
Mr. Ng [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							0	0	1,542,098
PEO Actually Paid Compensation Amount							0	0	1,539,350
Severance pay				$ 400,000
Unused vacation pay				43,077
Granted restricted stock units, stated value				1,000,000
Stated value that may be elected to pay in cash or shares of common stock				$ 1,000,000
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,222)	(5,200)	0	7,108
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(31,200)	0	0	(6,657)
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,473)	0	0	667
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						251	0	0
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	(5,200)	0	6,441
Non-PEO NEO [Member] | SCT “Stock Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(31,200)	0	0	0
Non-PEO NEO [Member] | SCT “Option Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0	0	(6,657)
Non-PEO NEO [Member] | Fair value at the end of the prior fiscal year of equity awards granted in a prior fiscal year that were forfeited during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0	0	0
Non-PEO NEO [Member] | Ms. Chen [Member]
Pay vs Performance Disclosure
Annual Salary								275,000
Non-PEO NEO [Member] | Mr. Berman [Member]
Pay vs Performance Disclosure
Annual Salary								150,000
PEO [Member] | Ms. Chen [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(9,449)	(3,914)	(33,749)
Annual Salary								300,000
PEO [Member] | Ms. Chen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,279,200)	0	0
PEO [Member] | Ms. Chen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(7,019)	(1,377)	(26,477)
PEO [Member] | Ms. Chen [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	0
PEO [Member] | Ms. Chen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,430)	(2,537)	(7,272)
PEO [Member] | Ms. Chen [Member] | SCT “Stock Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,279,200)	0	0
PEO [Member] | Ms. Chen [Member] | SCT “Option Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0	0
PEO [Member] | Ms. Chen [Member] | Fair value at the end of the prior fiscal year of equity awards granted in a prior fiscal year that were forfeited during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						$ 0	$ 0	0
PEO [Member] | Mr. Berman [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(18,953)
Annual Salary								300,000
PEO [Member] | Mr. Berman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0
PEO [Member] | Mr. Berman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(14,045)
PEO [Member] | Mr. Berman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0
PEO [Member] | Mr. Berman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(4,908)
PEO [Member] | Mr. Berman [Member] | SCT “Stock Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0
PEO [Member] | Mr. Berman [Member] | SCT “Option Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0
PEO [Member] | Mr. Berman [Member] | Fair value at the end of the prior fiscal year of equity awards granted in a prior fiscal year that were forfeited during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0
PEO [Member] | Ms. Wu [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(5,696)	0
PEO [Member] | Ms. Wu [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(342,783)	(399,354)
PEO [Member] | Ms. Wu [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0	0
PEO [Member] | Ms. Wu [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0	0
PEO [Member] | Ms. Wu [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								11,332	0
PEO [Member] | Ms. Wu [Member] | SCT “Stock Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(142,400)	(160,000)
PEO [Member] | Ms. Wu [Member] | SCT “Option Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(200,383)	(239,354)
PEO [Member] | Ms. Wu [Member] | Fair value at the end of the prior fiscal year of equity awards granted in a prior fiscal year that were forfeited during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								$ (17,028)	0
PEO [Member] | Mr. Ng [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									997,252
PEO [Member] | Mr. Ng [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									(1,000,000)
PEO [Member] | Mr. Ng [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO [Member] | Mr. Ng [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									1,000,000
PEO [Member] | Mr. Ng [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									(2,748)
PEO [Member] | Mr. Ng [Member] | SCT “Stock Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									(1,000,000)
PEO [Member] | Mr. Ng [Member] | SCT “Option Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO [Member] | Mr. Ng [Member] | Fair value at the end of the prior fiscal year of equity awards granted in a prior fiscal year that were forfeited during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									$ 0